Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Preferred Stock Summary	The following table summarizes the Parent’s preferred stock issued and outstanding at Dec. 31, 2020 and Dec. 31, 2019.

Preferred stock summary (a)		Total shares issued and outstanding		Carrying value (b)
				(in millions)
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
	Per annum dividend rate
Series A	Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	5,001	5,001	$500	$500
Series C	5.2%	—	5,825	—	568
Series D	4.50% to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%	5,000	5,000	494	494
Series E	4.950% to but excluding June 20, 2020, then a floating rate equal to the three-month LIBOR plus 3.42%	10,000	10,000	990	990
Series F	4.625% to but excluding Sept. 20, 2026, then a floating rate equal to the three-month LIBOR plus 3.131%	10,000	10,000	990	990
Series G	4.700% to but excluding Sept. 20, 2025, then a floating rate equal to the five-year treasury rate plus 4.358%	10,000	—	990	—
Series H	3.700% to but excluding March 20, 2026, then a floating rate equal to the five-year treasury rate plus 3.352%	5,825	—	577	—
Total		45,826	35,826	$4,541	$3,542
(a)    All outstanding preferred stock is noncumulative perpetual preferred stock with a liquidation preference of $100,000 per share.
(b)    The carrying value of the Series C, Series D, Series E, Series F, Series G and Series H preferred stock is recorded net of issuance costs.

Summary of Preferred Dividends Paid
The table below presents the dividends paid on the Parent’s preferred stock.

Preferred dividends paid
(dollars in millions, except per share amounts)	Depositary shares per share		2020			2019		2018
			Per share	Total dividend		Per share	Total dividend	Per share	Total dividend
Series A	100	(a)	$4,055.55	$20		$4,055.55	$20	$4,055.55	$20
Series C	4,000		5,200.00	46	(b)	5,200.00	31	5,200.00	31
Series D	100		4,500.00	22		4,500.00	22	4,500.00	22
Series E	100		4,359.63	44		4,950.00	50	4,950.00	50
Series F	100		4,625.00	46		4,625.00	46	4,625.00	46
Series G	100		1,579.72	16		N/A	N/A	N/A	N/A
Total				$194			$169		$169
(a)    Represents Normal Preferred Capital Securities.
(b)    Includes deferred fees of approximately $15 million related to the redemption of the Series C preferred stock.
N/A – Not applicable.

Schedule of Regulatory Capital Ratios
The regulatory capital ratios of our consolidated and largest bank subsidiary, The Bank of New York Mellon, are shown below.

Consolidated and largest bank subsidiary regulatory capital ratios (a)	Dec. 31,
	2020	2019
Consolidated regulatory capital ratios:
Common Equity Tier 1 (“CET1”) ratio	13.1%	11.5%
Tier 1 capital ratio	15.8	13.7
Total capital ratio	16.7	14.4
Tier 1 leverage ratio	6.3	6.6
Supplementary leverage ratio (“SLR”) (b)(c)	8.6	6.1

The Bank of New York Mellon regulatory capital ratios:
CET1 ratio	17.1%	15.1%
Tier 1 capital ratio	17.1	15.1
Total capital ratio	17.3	15.2
Tier 1 leverage ratio	6.4	6.9
SLR (b)	8.5	6.4
(a)    For our CET1, Tier 1 capital and Total capital ratios, our effective capital ratios under U.S. capital rules are the lower of the ratios as calculated under the Standardized and Advanced Approaches, which for the periods noted above was the Advanced Approaches. The Tier 1 leverage ratio is based on Tier 1 capital and quarterly average total assets. For BNY Mellon to qualify as “well capitalized,” its Tier 1 capital and Total capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its CET1, Tier 1 capital, Total capital and Tier 1 leverage ratios must be at least 6.5%, 8%, 10% and 5%, respectively.
(b)    The SLR is based on Tier 1 capital and total leverage exposure, which includes certain off-balance sheet exposures. The SLR at Dec. 31, 2020 reflects the exclusion of certain central bank deposits from total leverage exposure. For The Bank of New York Mellon to qualify as “well capitalized,” its SLR must be at least 6%.
(c)    The consolidated SLR at Dec. 31, 2020 reflects the temporary exclusion of U.S. Treasury securities from the total leverage exposure.

Summary of Capital Components and Risk-Weighted Assets Determined Under the Standardized and Advanced Approaches	The following table presents our capital components and risk-weighted assets (“RWAs”) determined under the Standardized and Advanced Approaches, the average assets used for leverage capital purposes and leverage exposure used for SLR purposes.

Regulatory capital ratio components	Dec. 31,
(in millions)	2020	2019
CET1:
Common shareholders’ equity	$41,260	$37,941
Adjustments for:
Goodwill and intangible assets (a)	(18,697)	(18,725)
Net pension fund assets	(319)	(272)
Equity method investments	(306)	(311)
Deferred tax assets	(54)	(46)
Other	(9)	(47)
Total CET1	21,875	18,540
Other Tier 1 capital:
Preferred stock	4,541	3,542
Other	(106)	(86)
Total Tier 1 capital	$26,310	$21,996

Tier 2 capital:
Subordinated debt	$1,248	$1,248
Allowance for credit losses	490	216
Other	(10)	(11)
Total Tier 2 capital – Standardized Approach	1,728	1,453
Excess of expected credit losses	247	—
Less: Allowance for credit losses	490	216
Total Tier 2 capital – Advanced Approaches	$1,485	$1,237

Total capital:
Standardized Approach	$28,038	$23,449
Advanced Approaches	$27,795	$23,233

Risk-weighted assets:
Standardized Approach	$163,848	$148,695
Advanced Approaches:
Credit Risk	$98,262	$95,490
Market Risk	4,226	4,020
Operational Risk	63,938	61,388
Total Advanced Approaches	$166,426	$160,898

Average assets for Tier 1 leverage ratio	$417,982	$334,869
Total leverage exposure for SLR	$304,823	$362,452
(a)    Reduced by deferred tax liabilities associated with intangible assets and tax deductible goodwill.

Schedule of Capital Above Thresholds Table
The following table presents the amount of capital by which BNY Mellon and our largest bank subsidiary, The Bank of New York Mellon, exceeded the capital thresholds determined under U.S. capital rules.

Capital above thresholds at Dec. 31, 2020
(in millions)	Consolidated	(a)	The Bank of New York Mellon
CET1	$7,729		$13,324	(a)
Tier 1 capital	9,667		11,343	(a)
Total capital	7,824		8,979	(a)
Tier 1 leverage ratio	9,591		5,072	(b)
SLR	11,069		6,580	(b)
(a)    Based on minimum required standards, with applicable buffers.
(b) Based on well capitalized standards